Business Combinations - UAB Agropro and UAB Borela (Details) $ in Thousands		2 Months Ended	10 Months Ended
	Sep. 10, 2018 CAD ($) shares	Sep. 09, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred			$ 3,181,453	$ 850,113
Cash paid			11,220	138,719
Loan settlement			6,043	3,017
Common shares issued			3,036,810	$ 707,122
UAB Agropro and UAB Borela
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 12,889
Cash paid	8,302
Loan settlement	$ 3,176
Number of shares issues for acquisition (in shares) | shares	170,834
Common shares issued	$ 1,411
Number finder's fees shares issued for acquisition (in shares) | shares	270,024
Fair value of finder's fees shares issued for acquisition			2,200
Revenue of combined entity as if combination occurred at beginning of period			5,900
Loss of combined entity as if combination occurred at beginning of period			$ 2,600
Revenue of acquiree prior to acquisition date		$ 1,400
Profit (loss) of acquiree prior to acquisition date		$ (200)